Segment Information - Schedule of Revenue by Similar Group of Products or Services (Details) - Bioceres Crop Solutions Corp. [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	$ 333,614,660	$ 466,573,849	$ 420,960,938
Seed and Integrated Products [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	61,949,890	96,444,006	56,607,954
Seed and Integrated Products [Member] | Seed Treatments Packs [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	28,476,396	29,992,052	32,563,161
Seed and Integrated Products [Member] | Seed & Royalties Payments & HB4 Program [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	33,473,494	66,451,954	24,044,803
Crop Protection [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	181,908,584	223,538,317	205,685,451
Crop Protection [Member] | Adjuvants [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	56,028,937	56,634,128	52,825,245
Crop Protection [Member] | Seed CP Products and Services [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	28,890,840	34,877,911	26,080,587
Crop Protection [Member] | Other CP Products and Services [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	62,983,430	103,092,454	94,277,444
Crop Protection [Member] | Bioprotection [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	34,005,377	28,933,824	32,502,175
Crop Nutrition [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	89,485,513	144,846,225	157,153,024
Crop Nutrition [Member] | Inoculants & Biofertilizers []Member
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	22,445,093	18,315,253	23,621,534
Crop Nutrition [Member] | Micro-Beaded Fertilizers [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	56,461,771	91,786,942	90,827,714
Crop Nutrition [Member] | Biostimulants [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	10,578,649	15,456,185	9,800,318
Crop Nutrition [Member] | Syngenta Up-Front Fee [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue		19,287,845	32,903,458
Emerging Solutions [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	270,673	1,745,301	1,514,499
Emerging Solutions [Member] | Management Expenses [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	267,261	1,547,782	1,420,990
Emerging Solutions [Member] | Government Grants [Member]
Schedule of Revenue by Similar Group of Products or Services [Line Items]
Revenue	$ 3,412	$ 197,519	$ 93,509